Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000101218
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astor Dynamic Allocation Fund
C000082963
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astor Dynamic Allocation Fund
C000079614
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astor Dynamic Allocation Fund
C000100899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astor Sector Allocation Fund
C000100901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astor Sector Allocation Fund
C000136883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astor Sector Allocation Fund
Without Sales Load [Member] | C000101218
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	6.47%	5.34%
Without Sales Load [Member] | C000082963
Average Annual Return [Line Items]
Average Annual Return, Percent	5.43%	5.66%	4.54%
Without Sales Load [Member] | C000079614
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	6.73%	5.60%
Without Sales Load [Member] | C000100899
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%	9.28%	6.53%
Without Sales Load [Member] | C000100901
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%	8.47%	5.73%
Without Sales Load [Member] | C000136883
Average Annual Return [Line Items]
Average Annual Return, Percent	10.05%	9.56%	6.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.33%	15.88%	13.66%